Financial Instruments by Category	12 Months Ended
Dec. 31, 2017
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Financial Instruments by Category

6. FINANCIAL INSTRUMENTS BY CATEGORY

The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade receivables”, “Other receivables”, “Accounts payable” and “Other liabilities” contain both financial instruments and non-financial assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed “Non-financial assets” and “Non-financial Liabilities”.

Financial Assets

	2017
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	6,793	—	6,793	7,541	14,334
Trade receivables(2)	44,182	—	44,182	—	44,182
Investment in financial assets	—	12,936	12,936	—	12,936
Cash and cash equivalents	9,687	19,051	28,738	—	28,738

	60,662	31,987	92,649	7,541	100,190

	2016
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	8,277	—	8,277	9,145	17,422
Trade receivables(2)	34,816	—	34,816	—	34,816
Investment in financial assets	—	15,285	15,285	—	15,285
Cash and cash equivalents	7,949	2,808	10,757	—	10,757

	51,042	18,093	69,135	9,145	78,280

	2015
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables(1)	6,392	—	6,392	15,574	21,966
Trade receivables(2)	23,428	—	23,428	—	23,428
Investment in financial assets	—	804	804	—	804
Cash and cash equivalents	14,613	774	15,387	—	15,387

	44,433	1,578	46,011	15,574	61,585

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

On May 20, 2016, Decree No. 704/2016 was published, whereby the debt was converted into pesos under the Stimulus Plan for Surplus Natural Gas Injection, the Stimulus Plan for Natural Gas Injection Program for Companies with Reduced Injection and those derived from the Supply of Propane Gas for Undiluted Propane Gas Distribution Networks Agreement at the exchange rate in force at the end of each period, and Argentine National Bonds were granted in US dollars at an interest rate of 8% per annum maturing in 2020 (“BONAR 2020 US$”) for the cancellation thereof.

The sale of these BONAR 2020 US$ was restricted according to the letters of accession; therefore, until and including December 2017, the Group could not sell on a monthly basis more than 3% of the aggregate amount of the BONAR 2020 US$ received. In addition, during the months in which the Group did not exercise its right to sell the BONAR 2020 US$ up to the above-mentioned percentage, it could accumulate the unused percentage for its sale in subsequent months. In no event could the sale in a single month of the accrued balances exceed 12% of the total BONAR 2020 US$ received.

In order to request the cancellation of outstanding payments, beneficiaries had to sign letters of accession and submit to the Hydrocarbon Resources Secretariat of the MINEM. YPF filed the letters of accession and reserved the right to claim the exchange differences and interest.

On July 13, 2016, the Group received, under the Natural Gas Additional Injection Stimulus Program, BONAR 2020 US$, with a face value of US$ 630 million. In addition, on September 21, 2016, under the Supply of Propane Gas for Undiluted Propane Gas Distribution Networks Agreement, the Group received BONAR 2020 US$, with a face value of US$ 12 million.

Financial Liabilities

	2017
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	191,063	—	191,063	—	191,063
Other liabilities	2,660	—	2,660	—	2,660
Accounts payable	45,773	—	45,773	3,253	49,026

	239,496	—	239,496	3,253	242,749

	2016
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	154,345	—	154,345	—	154,345
Other liabilities	4,726	—	4,726	—	4,726
Accounts payable	43,287	—	43,287	495	43,782

	202,358	—	202,358	495	202,853

	2015
	Financial Liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Loans	105,751	—	105,751	—	105,751
Other liabilities	752	—	752	1	753
Accounts payable	39,376	—	39,376	475	39,851

	145,879	—	145,879	476	146,355

Gains and losses on financial instruments are allocated to the following categories:

	2017
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,598	—	1,598
Interest loss	(18,385)	—	(18,385)
Financial accretion	(3,169)	—	(3,169)
Net exchange differences	8,950	—	8,950
Fair value gains on financial assets at fair value through profit or loss	—	2,208	2,208
Gains on derivative financial instruments	—	—	—

	(11,006)	2,208	(8,798)

	2016
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,472	—	1,472
Interest loss	(18,109)	—	(18,109)
Financial accretion	(3,159)	—	(3,159)
Net exchange differences	11,611	—	11,611
Fair value gains on financial assets at fair value through profit or loss	—	1,826	1,826
Gains on derivative financial instruments	—	213	213

	(8,185)	2,039	(6,146)

	2015
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,638	—	1,638
Interest loss	(8,618)	—	(8,618)
Financial accretion	(1,987)	—	(1,987)
Net exchange differences	20,214	—	20,214
Fair value gains on financial assets at fair value through profit or loss	—	446	446
Gains on derivative financial instruments	—	464	464

	11,247	910	12,157

Fair value measurements

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, independent parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the end of the period. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available. Financial instruments assigned by the Group to this level comprise investments in listed mutual funds and public securities.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. The Group has not valued financial instruments under this category.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data are available. The inputs used reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group has not valued financial instruments under this category.

YPF’s Corporative Finance Division has a team in place in charge of estimating valuation of financial instruments required to be reported in the financial statements, including the fair value of Level 3 instruments. The team directly reports to the Chief Financial Officer (“CFO”). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of a financial instrument and, if necessary, on a quarterly basis, in line with the Group’s quarterly reports.

The tables below show the Group’s financial assets measured at fair value as of December 31, 2017, 2016 and 2015 and their allocation to their fair value levels.

	2017
Financial Assets	Level 1		Level 2	Level 3	Total
Investment in financial assets:
- Public securities	12,936	(1)	—	—	12,936

	12,936		—	—	12,936

Cash and cash equivalents:
- Mutual funds	19,051		—	—	19,051

	19,051		—	—	19,051

	31,987		—	—	31,987

	2016
Financial Assets	Level 1		Level 2	Level 3	Total
Investments in financial assets:
- Mutual funds	53		—	—	53
- Public securities	15,232	(1)	—	—	15,232

	15,285		—	—	15,285

Cash and cash equivalents:
- Mutual funds	2,808		—	—	2,808

	2,808		—	—	2,808

	18,093		—	—	18,093

	2015
Financial Assets	Level 1		Level 2	Level 3	Total
Investments in financial assets:
- Mutual funds	340		—	—	340
- Other financial assets	464		—	—	464

	804		—	—	804

Cash and cash equivalents:
- Mutual funds	774		—	—	774

	774		—	—	774

	1,578		—	—	1,578

(1)	As of December 31, 2017, it has been classified as Current. As of December 31, 2016, 7,737 have been classified as Noncurrent and 7,495 has been classified as Current.

The Group has no financial liabilities measured at fair value through profit or loss.

The Group’s policy is to acknowledge transfers among the several categories of valuation hierarchies when occurred, or when there are changes in the prevailing circumstances requiring such transfer. During the years ended December 31, 2017, 2016 and 2015, there were no transfers between the different hierarchies used to determine the fair value of the Group’s financial instruments.

Fair value of financial assets and financial liabilities measured at amortized cost

The estimated fair value of loans, considering unadjusted listed prices (Level 1) for Negotiable Obligations and interest rates offered to the Group (Level 3) for the other financial loans remaining, amounted to 200,264, 157,133 and 106,336 as of December 31, 2017, 2016 and 2015, respectively.

The fair value of other receivables, trade receivables, cash and cash equivalents, accounts payable and other liabilities do not differ significantly from their book value.